Right of use assets (Tables)	6 Months Ended
Jun. 30, 2026
Right Of Use Assets
Schedule of right of use assets
	June 30,	December 31,
	2026	2025

Beginning Balance	$543	$401

Depreciation	(166)	(334)
New leases	319	610
Termination	(88)	(134)
Ending Balance	$608	$543